PRIVATE PLACEMENT UNITS (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 14, 2022	Sep. 30, 2022	Dec. 31, 2022
Private Placement Units
Proceeds from private placement		$ 3,760,000	$ 3,760,000
Private Placement
Private Placement Units
Number of common stock per private placement warrant	1
Number of shares issued	376,000
Price per share	$ 10.00
Proceeds from private placement	$ 3,760,000
Number of shares in a unit	1
Number of warrants in a unit	1
Exercise price of warrant	$ 11.50